Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of intangible assets [Abstract]
Copyrights of online education academy courses	$ 32,198,770	$ 32,198,770
Less: Accumulated amortization	(9,339,176)	(6,631,812)
Intangible assets, net	$ 22,859,594	$ 25,566,958